Leases - Future Minimum Lease Payments (Details) $ in Thousands	Mar. 31, 2023 USD ($)
Future Minimum Rental Operating Leases
Rest of 2023	$ 4,957
2024	7,551
2025	5,388
2026	4,131
2027	3,446
2028 and beyond	6,695
Total lease payments	32,168
Less: Imputed interest	3,713
Present value of lease liabilities	$ 28,455